Leases	12 Months Ended
Sep. 30, 2025
Leases
Leases

Note 16 - Leases

The Company rents (i) its factories in Lishui City, Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd, for processing dried edible fungi; (ii) a floor in an office building in Hangzhou from a third party; and (iii) three warehouses in the USA.

As of September 30, 2025 and 2024, the remaining average lease term was 4.3 years and 2.3 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate, nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 14.6% per annum and 4.7% per annum as of September 30, 2025, and 2024, respectively.

Supplemental balance sheet information related to operating leases is as follows:

	As of	As of
	September 30,	September 30,
	2025	2024

Right-of-use assets under operating leases	$16,440,531	$7,399,841

Operating lease liabilities, current	5,030,911	3,391,141
Operating lease liabilities, non-current	11,409,620	4,025,625
Total operating lease liabilities	$16,440,531	$7,416,766

As of
September 30,
For the years ending September 30,	2025
2026	$7,025,712
2027	3,456,560
2028	3,559,453
2029	3,669,199
2030	3,569,388
Thereafter	1,002,553
Total future minimum lease payments	22,282,865
Less: Imputed interest	(5,842,334)
Total	$16,440,531